LEASES - Maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
LEASES
Remainder of 2026	$ 79,144	$ 95,863
2027	167,557	54,322
2028	111,497
2029	19,786
Total undiscounted lease payments	377,984	150,185
Less: imputed interest	(13,062)	(4,650)
Total lease liabilities	$ 364,922	$ 145,535